T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
March 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.7%
Corporate Bonds 0.7%
YPF, STEP, 4.00%, 2/12/26
(USD) (1) 38,395 35
YPF, STEP, 4.00%, 2/12/26 (USD)  55,000 49
Total Argentina (Cost
$86
)
84
BRAZIL 4.1%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28
(USD)  8,000 22
22
Corporate Bonds 3.9%
BRF, 4.875%, 1/24/30 (USD)  200,000 191
Cosan Overseas, 8.25% (USD) (2) 100,000 100
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (1) 200,000 181
472
Total Brazil (Cost
$529
)
494
CHILE 10.9%
Corporate Bonds 10.9%
AES Andes, VR, 7.125%, 3/26/79
(USD) (1)(3) 200,000 201
Agrosuper, 4.60%, 1/20/32
(USD) (1) 150,000 145
Banco Santander Chile, 3.177%,
10/26/31 (USD) (1) 200,000 191
Celulosa Arauco y Constitucion,
5.50%, 4/30/49 (USD) (1) 200,000 203
Falabella, 3.375%, 1/15/32
(USD) (1) 200,000 187
Interchile, 4.50%, 6/30/56 (USD) (1) 200,000 192
VTR Comunicaciones, 4.375%,
4/15/29 (USD) (1) 200,000 183
Total Chile (Cost
$1,363
)
1,302
CHINA 4.6%
Convertible Bonds 1.2%
Huazhu Group, 3.00%, 5/1/26
(USD)  38,000 40
Vnet Group, Zero Coupon, 2/1/26
(USD)  125,000 100
140
Corporate Bonds 3.4%
Country Garden Holdings, 5.625%,
1/14/30 (USD)  275,000 195
Kaisa Group Holdings, 11.95%,
10/22/22 (USD)  200,000 40
Par/Shares $ Value
(Cost and value in $000s)
West China Cement, 4.95%, 7/8/26
(USD)  200,000 176
411
Total China (Cost
$847
)
551
COLOMBIA 4.8%
Corporate Bonds 4.8%
Banco Davivienda, VR, 6.65%
(USD) (1)(2)(3) 200,000 185
Banco de Bogota, 6.25%, 5/12/26
(USD)  200,000 205
Canacol Energy, 5.75%, 11/24/28
(USD) (1) 200,000 188
Total Colombia (Cost
$605
)
578
GHANA 1.6%
Corporate Bonds 1.6%
Kosmos Energy, 7.125%, 4/4/26
(USD)  200,000 196
Total Ghana (Cost
$197
)
196
INDIA 6.7%
Corporate Bonds 4.7%
ABJA Investment, 5.95%, 7/31/24
(USD)  200,000 210
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  196,000 175
Adani Renewable Energy RJ,
4.625%, 10/15/39 (USD)  195,563 171
556
Government Bonds 2.0%
Export-Import Bank of India,
3.375%, 8/5/26 (USD)  250,000 245
245
Total India (Cost
$864
)
801
INDONESIA 3.4%
Corporate Bonds 3.4%
Bank Negara Indonesia Persero,
3.75%, 3/30/26 (USD)  200,000 191
Tower Bersama Infrastructure,
2.75%, 1/20/26 (USD)  220,000 213
Total Indonesia (Cost
$423
)
404
ISRAEL 4.0%
Corporate Bonds 4.0%
ICL Group, 6.375%, 5/31/38
(USD) (1) 205,000 228

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
Leviathan Bond, 6.125%, 6/30/25
(USD) (1) 250,000 254
Total Israel (Cost
$471
)
482
JAMAICA 1.2%
Corporate Bonds 1.2%
Digicel Group Holdings, 10.00%
(8.000% Cash and 2.000% PIK or
10% PIK), 4/1/24 (USD) (4) 53,025 52
Digicel International Finance, 8.75%,
5/25/24 (USD) (1) 96,867 97
Total Jamaica (Cost
$143
)
149
KAZAKHSTAN 1.4%
Corporate Bonds 1.4%
Tengizchevroil Finance International,
3.25%, 8/15/30 (USD)  200,000 163
Total Kazakhstan (Cost
$204
)
163
KUWAIT 1.7%
Corporate Bonds 1.7%
Equate Petrochemical, 4.25%,
11/3/26 (USD)  200,000 203
Total Kuwait (Cost
$221
)
203
MALAYSIA 1.7%
Corporate Bonds 1.7%
TNB Global Ventures Capital,
3.244%, 10/19/26 (USD)  200,000 198
Total Malaysia (Cost
$210
)
198
MAURITIUS 1.7%
Corporate Bonds 1.7%
Axian Telecom, 7.375%, 2/16/27
(USD) (1) 200,000 197
Total Mauritius (Cost
$200
)
197
MEXICO 9.6%
Corporate Bonds 7.6%
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD) (1)(3) 300,000 296
Industrias Penoles, 4.15%, 9/12/29
(USD)  225,000 226
Metalsa, 3.75%, 5/4/31 (USD) (1) 200,000 174
Orbia Advance Corp, 5.875%,
9/17/44 (USD)  200,000 206
902
Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.0%
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  240,000 244
244
Total Mexico (Cost
$1,241
)
1,146
MOROCCO 1.7%
Corporate Bonds 1.7%
Vivo Energy Investments, 5.125%,
9/24/27 (USD) (1) 200,000 198
Total Morocco (Cost
$200
)
198
OMAN 2.1%
Corporate Bonds 2.1%
OmGrid Funding, 5.196%, 5/16/27
(USD)  250,000 248
Total Oman (Cost
$256
)
248
PANAMA 3.3%
Corporate Bonds 3.3%
Banco General, VR, 5.25% (USD) (1)
(2)(3) 200,000 197
Sable International Finance, 5.75%,
9/7/27 (USD)  200,000 202
Total Panama (Cost
$409
)
399
PERU 2.1%
Corporate Bonds 2.1%
Banco de Credito del Peru, VR,
3.25%, 9/30/31 (USD) (1)(3) 265,000 246
Total Peru (Cost
$262
)
246
PHILIPPINES 3.7%
Corporate Bonds 3.7%
Globe Telecom, 3.00%, 7/23/35
(USD)  200,000 160
Manila Water, 4.375%, 7/30/30
(USD)  300,000 286
Total Philippines (Cost
$486
)
446
QATAR 1.5%
Corporate Bonds 1.5%
Qatar Energy, 3.125%, 7/12/41
(USD) (1) 200,000 182
Total Qatar (Cost
$199
)
182

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 5.3%
Corporate Bonds 3.6%
Acwa Power Management &
Investments One, 5.95%, 12/15/39
(USD)  199,620 213
Saudi Electricity Global Sukuk,
5.06%, 4/8/43 (USD)  200,000 217
430
Government Bonds 1.7%
Saudi Arabian Oil, 4.25%, 4/16/39
(USD) (1) 200,000 205
205
Total Saudi Arabia (Cost
$657
)
635
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 0.25%, 9/15/26 (USD)  35,000 28
Total Singapore (Cost
$35
)
28
THAILAND 4.5%
Corporate Bonds 4.5%
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (1)(3) 200,000 187
Indorama Ventures Global Services,
4.375%, 9/12/24 (USD)  200,000 197
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 200,000 148
Total Thailand (Cost
$601
)
532
TURKEY 1.7%
Corporate Bonds 1.7%
Turk Telekomunikasyon, 6.875%,
2/28/25 (USD) (1) 200,000 198
Total Turkey (Cost
$208
)
198
UNITED ARAB EMIRATES 5.5%
Corporate Bonds 5.5%
EMG SUKUK, 4.564%, 6/18/24
(USD)  200,000 203
Emirates NBD Bank, VR, 6.125%
(USD) (2)(3) 200,000 201
MAF Global Securities, VR, 6.375%
(USD) (2)(3) 250,000 252
Total United Arab Emirates (Cost
$671
)
656
Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6) 166 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 1.6%
Corporate Bonds 1.6%
LCPR Senior Secured Financing,
6.75%, 10/15/27 (1) 180,000 185
Total United States (Cost
$189
)
185
VIETNAM 1.9%
Corporate Bonds 1.9%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 250,000 226
Total Vietnam (Cost
$257
)
226
SHORT-TERM INVESTMENTS 7.4%
Money Market Funds 6.9%
T. Rowe Price Government Reserve
Fund, 0.29% (7)(8) 829,057 829
829
U.S. Treasury Obligations 0.5%
U.S. Treasury Bills, 0.256%,
6/16/22 (9) 50,000 50
50
Total Short-Term Investments
(Cost $879) 879
Total Investments in
Securities 100.6%
(Cost $12,913) $ 12,006
Other Assets Less Liabilities
(0.6)% (71)
Net Assets 100.0% $ 11,935

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,109 and represents
42.8% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1 U.S. Treasury Long Bond contracts 6/22 (150) $ 5
Short, 5 U.S. Treasury Notes ten year contracts 6/22 (614) —
Short, 2 Ultra U.S. Treasury Bonds contracts 6/22 (354) 2
Net payments (receipts) of variation margin to date (11)
Variation margin receivable (payable) on open futures contracts $ (4)

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 680 ¤ ¤ $ 829 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $829.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 11,127 $ — $ 11,127
Common Stocks — — — —
Short-Term Investments 829 50 — 879
Total Securities 829 11,177 — 12,006
Futures Contracts* 7 — — 7
Total $ 836 $ 11,177 $ — $ 12,013
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.